Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Schedule of Warrant Activity

	Number of Warrants	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life (in Years)
Balance, December 31, 2016	500,000		$0.40	—
Granted	—		—	—
Exercised	—		—	—
Canceled/Forfeited	250,000		0.50	—
Expired	250,000		0.30
Balance December 31, 2017	—	$		—

Schedule of Outstanding Warrants

For the year ended December 31, 2016, the following warrants were outstanding:

Exercise Price Warrants Outstanding	Warrants Exercisable	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
$0.30 - 0.50	500,000	0.69	32,500

Schedule of Common Stock Equivalents

The Company has the following common stock equivalents for the years ended December 31, 2017 and 2016, respectively:

	2017	2016
Convertible debt (exercise price - $0.30/share)	3,580,375	916,667
Series A convertible preferred shares (exercise price - $0.08/share)	—	1,633,987
	3,580,375	2,550,654